Securities 3 (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Available For Sale Securities With Gross Unrealized Losses [Line Items]
Less than 12 months fair value	$ 7,965	$ 28,631
Less than 12 months unrealized losses	21	684
Over 12 months fair value	1,755	2,130
Over 12 months unrealized losses	316	246
Total fair value	9,720	30,761
Total unrealized losses	337	930
US Treasury [Member]
Available For Sale Securities With Gross Unrealized Losses [Line Items]
Less than 12 months fair value	0
Less than 12 months unrealized losses	0
Over 12 months fair value	0
Over 12 months unrealized losses	0
Total fair value	0
Total unrealized losses	0
Government Sponsored enterprise obligations [Member]
Available For Sale Securities With Gross Unrealized Losses [Line Items]
Less than 12 months fair value	7,610	27,565
Less than 12 months unrealized losses	18	663
Over 12 months fair value	0	0
Over 12 months unrealized losses	0	0
Total fair value	7,610	27,565
Total unrealized losses	18	663
State and municipal obligations [Member]
Available For Sale Securities With Gross Unrealized Losses [Line Items]
Less than 12 months fair value	355	1,066
Less than 12 months unrealized losses	3	21
Over 12 months fair value	996	1,352
Over 12 months unrealized losses	20	13
Total fair value	1,351	2,418
Total unrealized losses	23	34
Corporate obligations [Member]
Available For Sale Securities With Gross Unrealized Losses [Line Items]
Less than 12 months fair value	0	0
Less than 12 months unrealized losses	0	0
Over 12 months fair value	759	778
Over 12 months unrealized losses	296	233
Total fair value	759	778
Total unrealized losses	$ 296	$ 233